The latest report from your
Fund's management team

SEMIANNUAL REPORT

Core
Equity Fund

JUNE 30, 2000



TRUSTEES
Dennis S. Aronowitz*
Stephen L. Brown
Richard P. Chapman, Jr.
William J. Cosgrove*
Leland O. Erdahl
Richard A. Farrell
Maureen R. Ford
Gail D. Fosler
William F. Glavin
Dr. John A. Moore
Patti McGill Peterson
John W. Pratt*
Richard S. Scipione
*Members of the Audit Committee

OFFICERS
Stephen L. Brown
Chairman
Maureen R. Ford
Vice Chairman, President and
Chief Executive Officer
Osbert M. Hood
Executive Vice President and
Chief Financial Officer
William L. Braman
Executive Vice President and
Chief Investment Officer
Susan S. Newton
Vice President and Secretary
James J. Stokowski
Vice President and Treasurer
Thomas H. Connors
Vice President and Compliance Officer

CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way,
Suite 1000
Boston, Massachusetts 02217-1000

INVESTMENT ADVISER
John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

SUB-INVESTMENT ADVISER
Independence Investment Associates, Inc.
53 State Street
Boston, Massachusetts 02109

PRINCIPAL DISTRIBUTOR
John Hancock Funds, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803



CEO CORNER

[A 1" x 1" photo of Maureen R. Ford, Vice Chairman, President and Chief Executive Officer, flush right next to second paragraph.]

DEAR FELLOW SHAREHOLDERS:

After four years of spectacular returns, the stock market succumbed in the first six months of 2000 largely to the pressures of rising interest rates, as the Federal Reserve kept up its campaign to fight inflation. The red-hot economy has begun to show signs of slowing, and investors are no longer blind to the real possibility that rising rates could slow corporate profits. The result was flat-to-negative results for the three main stock-market indexes through June. Bonds also suffered during this period, since their prices generally move in the opposite direction of rates.

But there was good news, too. The Treasury market, where shrinking supply bolstered prices thanks to the government's efforts to retire some of its debt, performed well. And the Fed appears closer to the end of its tightening cycle, which will be a strong positive if it can slow the economy to a level that supports corporate earnings growth but keeps inflation at bay. The picture on the global economy is brighter and technology continues to dominate as the driver of ever-improving corporate productivity.

No matter what happens next in the financial markets, these past several months only served to reinforce some of the important lessons for investors: Diversify, invest in line with your tolerance for risk and maintain a long-term perspective.

Since not all parts of your portfolio will perform equally well all the time, it is important to allocate your assets among different types of investments and funds that target a variety of stock- and bond-market segments. This strategy, executed under the guidance of a seasoned investment professional, could provide you with a better chance of both realizing longer-term results and weathering the market's changing conditions.


Sincerely,

/S/ MAUREEN R. FORD

MAUREEN R. FORD, VICE CHAIRMAN, PRESIDENT AND CHIEF EXECUTIVE OFFICER



BY PAUL MCMANUS FOR THE PORTFOLIO MANAGEMENT TEAM

[A 2" x 3" photo at bottom right side of page of John Hancock
Core Equity Fund. Caption below reads "Fund management team members (l-r): Stephen Lanzendorf, John Montgomery and Paul
McManus."]

John Hancock
Core Equity Fund

Higher rates prompt deflation of technology values

The first two months of the period saw a continuation of several trends in place at the end of 1999. Technology stocks led the market higher, but most other sectors struggled. Investors bought technology issues virtually without regard to valuations, and many stocks with little more than an intriguing business concept were bid to stratospheric levels. The narrow market advance and rich valuations were both challenging for the Fund, which emphasizes broad diversification and stocks with improving fundamentals that are reasonably priced.

Strong economic growth, combined with a frothy stock market, prompted the Federal Reserve Board to continue its effort to keep inflation in check by raising interest rates. Rising rates, which typically have the greatest impact on stocks with the highest valuations, finally took their toll on the market in March, April and May. From peak to trough, the NASDAQ Composite Index fell almost 40%, while on April 14 the Dow Jones Industrial Average and the S&P 500 Index both experienced one-day drops exceeding 5%.

"Rising rates
 ...finally
 took their
 toll on the
 market in
 March, April
 and May."

Stocks stabilized and even rebounded somewhat near the end of the period, as investors attempted to weigh a number of factors. On the one hand, there was a sense that the Fed was close to the end of its series of tightening moves. Another positive for the market was the prospect of generally favorable second-quarter earnings announcements in July. On the negative side, some investors anticipated one more rate increase in August. Furthermore, there was concern about the effect of a slower economy on earnings growth in the second half of the year.

[Table at top left hand column entitled "Top Five
Stock Holdings." The first listing is Pfizer 4.6%, the second is Intel 3.9%, the third Cisco Systems 3.9%, the fourth General Electric 3.8% and the fifth Microsoft 3.3%. A note below the table reads "As a percentage of net assets on June 30, 2000."]

Technology
helps...
and hurts.

Fund results

While the Fund's disciplined investment strategy was not favored by the speculative conditions that prevailed earlier in the period, it performed better in the more sober climate after the correction. With investors paying more attention to valuations, the Fund was able to make up a substantial amount of ground on its benchmarks. For the six months ended June 30, 2000, John Hancock Core Equity Fund's Class A, Class B and Class C shares had returns of -0.24%, -0.58% and -0.58%, respectively, at net asset value. Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. In comparison, the S&P 500 Index returned -0.43%. The Fund's returns slightly trailed the average large-cap core fund, which finished the period with a return of 1.27%, according to Lipper, Inc.1 (Lipper has introduced new competitive categories that more accurately reflect the average portfolio holdings of the funds they track.) Although we cannot be certain of the reasons for this, the likely explanation is that many of our peers maintained a higher technology weighting and risk profile than we did. Longer-term performance information can be found on pages six and seven.

[Table at bottom of left hand column entitled "Scorecard." The header for the left column is "Investment" and the header for the right column is "Recent Performance...and What's Behind the Numbers." The first listing is Intel followed by an up arrow with the phrase "Tight supply, strong demand for semiconductors." The second listing is Warner-Lambert followed by an up arrow with the phrase "Takeover target." The third listing is Microsoft followed by a down arrow with the phrase "Unfavorable decision in antitrust case." A note below the table reads "See 'Schedule of Investments.' Investment holdings are subject to change."]

Technology helps...

Although technology stocks with meager earnings were hit hard during the spring correction, higher-quality issues weathered the storm fairly well. For example, semiconductor stalwart Intel was one of the most positive contributors to the Fund's performance, benefiting from tight supplies and strong demand. Another semiconductor manufacturer, Texas Instruments, also helped the Fund. Whereas Intel dominates the market for personal computer semiconductors, Texas Instruments is a leading manufacturer of the semiconductors used in wireless telephones, another high-growth area during the period. Another technology holding that helped the Fund's performance was Cisco Systems. The company has a dominant market share of the routers used in Internet communications and should benefit from ongoing rapid growth in Internet use. In the health-care sector, Warner-Lambert, a pharmaceutical holding, was helped by the company's acquisition by competitor Pfizer during the period.

 ...and hurts

Some technology and telecommunications leaders faltered during the period, however. A prime example was Microsoft, which lost the antitrust case filed against the company by the U.S. Justice Department and, if unsuccessful in the appeals process, faces being split into two smaller companies. While Microsoft's competitive abilities have been eroded to some extent, the company looks to remain a dominant player in its markets. Accordingly, we reduced the Fund's position in the stock but maintained a weighting comparable to that of the S&P 500.

[Bar chart at top of left hand column with heading "Fund Performance." Under the heading is a note that reads "For the six months ended June 30, 2000." The chart is scaled in increments of 1% with -1% at the bottom and 3% at the top. The first bar represents the -0.24% total return for John Hancock Core Equity Fund Class A. The second bar represents the -0.58% total return for John Hancock Core Equity Fund Class B. The third bar represents the -0.58% total return for John Hancock Core Equity Fund Class C. The fourth bar represents the 1.27% total return for Average large-cap core fund. A note below the chart reads "Total returns for John Hancock Core Equity Fund are at net asset value with all distributions reinvested. The average large-cap core fund is tracked by Lipper, Inc.1 See the following two pages for historical performance information"]

America Online faltered when its growth prospects were downgraded as a result of AOL's bid to acquire Time Warner. Long-distance telephone giant WorldCom also ran into problems when it attempted to buy Sprint. Investors judged that WorldCom offered too much for Sprint, causing the former's stock to sag. When the deal appeared to be souring, WorldCom stock recovered somewhat. In the consumer cyclical group, Home Depot was hurt by the perception that higher interest rates would slow the housing market and reduce demand for the home-related products in which the company specializes.

Looking ahead

Going forward, we look for a continuation of the sort of environment we've seen since March--much less speculative than before, with investors paying more attention to valuations. The main question on the near-term horizon has to do with interest rates. Investors will be trying to decide how much the recent increases in rates will slow the economy and whether further rate hikes will be necessary. It's reasonable to think we are close to the end of the cycle of higher rates at this point, but confirmation of that judgment awaits more concrete evidence of slower economic growth. If the Fed can engineer a smooth transition to slower growth, the environment for stocks should be favorable.

"We caution
 the Fund's
 investors to
 keep their
 eyes firmly
 on the long
 term..."

We caution the Fund's investors to keep their eyes firmly on the long term and try to avoid being seduced by the easy money that can be made--temporarily--during a speculative bubble such as we saw recently. The dramatic rise and fall of many "dot-com" stocks with no earnings is a testament to the futility of using short-term yardsticks such as stock-price momentum as the main criterion for investment decisions. In contrast, we remain convinced that buying undervalued stocks of companies with improving fundamentals offers a way to achieve competitive returns over the long run.

------------------------------------------------------------------------
This commentary reflects the views of the portfolio management team through the end of the Fund's period discussed in this report. Of course, the team's views are subject to change as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



A LOOK AT PERFORMANCE

The tables on the right show the cumulative total returns and the average annual total returns for the John Hancock Core Equity Fund. Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested.

For Class A shares, total return figures include an up-front maximum applicable sales charge of 5%. Class B performance reflects a maximum contingent deferred sales charge (maximum 5% and declining to 0% over six years). Class C performance includes an up-front sales charge of 1% and a contingent deferred sales charge (maximum 1% and declining to 0% after one year).

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them. Please read your prospectus carefully before you invest or send money.


CLASS A
For the period ended June 30, 2000
                                                                     SINCE
                                             ONE         FIVE    INCEPTION
                                            YEAR        YEARS    (6/10/91)
                                           -----        -----        -----
Cumulative Total Returns                   (3.27%)     148.01%      296.70%
Average Annual Total Returns(1)            (3.27%)      19.92%       16.44%

CLASS B
For the period ended June 30, 2000
                                                        SINCE
                                             ONE    INCEPTION
                                            YEAR     (9/7/95)
                                           -----   ----------
Cumulative Total Returns                   (3.84%)     135.04%
Average Annual Total Returns(1)            (3.84%)      19.43%

CLASS C
For the period ended June 30, 2000
                                                        SINCE
                                             ONE    INCEPTION
                                            YEAR     (5/1/98)
                                           -----   ----------
Cumulative Total Returns                   (0.87%)      20.23%
Average Annual Total Returns               (0.87%)       8.88%

Note to Performance

(1) From September 1, 1995 through February 28, 1997, the Adviser limited the Fund's expenses to 1.30% and 2.00% for Class A and Class B shares, respectively, of the Fund's average daily net asset value. Prior to September 1, 1995, and the creation of Class B shares, the limitation of expenses was 0.70% of the Fund's average daily net asset value. Without the limitation of expenses, the average annualized returns for the five-year period and since inception for Class A would have been 19.76% and 15.85%, respectively. Without the limitation of expenses, the average annualized return since inception for Class B would have been 19.19%.



WHAT HAPPENED TO A $10,000 INVESTMENT...

The charts on the right show how much a $10,000 investment in the John Hancock Core Equity Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Standard & Poor's 500 Index -- an unmanaged index that includes 500 widely traded common stocks and is often used as a measure of stock market performance. It is not possible to invest in an index. Past performance is not indicative of future results.

Line chart with the heading John Hancock Core Equity Fund Class A, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the Standard & Poor's 500 Index and is equal to $45,676 as of June 30, 2000. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Core Equity Fund on June 10, 1991, before sales charge, and is equal to $41,776 as of June 30, 2000. The third line represents the value of the same hypothetical investment made in the John Hancock Core Equity Fund, after sales charge, and is equal to $39,687 as of June 30, 2000.

Line chart with the heading John Hancock Core Equity Fund Class B, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the Standard & Poor's 500 Index and is equal to $28,074 as of June 30, 2000. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Core Equity Fund on September 7, 1995, before sales charge, and is equal to $23,704 as of June 30, 2000. The third line represents the value of the same hypothetical investment made in the John Hancock Core Equity Fund, after sales charge, and is equal to $23,504 as of June 30, 2000.

Line chart with the heading John Hancock Core Equity Fund Class C*, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the Standard & Poor's 500 Index and is equal to $13,464 as of June 30, 2000. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Core Equity Fund on May 1, 1998, before sales charge, and is equal to $12,144 as of June 30, 2000. The third line represents the value of the same hypothetical investment made in the John Hancock Core Equity Fund, after sales charge, and is equal to $12,022 as of June 30, 2000.

* No contingent deferred sales charge applicable.






FINANCIAL STATEMENTS

John Hancock Funds - Core Equity Fund


Statement of Assets and Liabilities
June 30, 2000 (Unaudited)
--------------------------------------------------------------
Assets:
Investments at value -- Note C:
Common stocks (cost -- $810,042,868)              $977,896,007
Joint repurchase agreement
(cost -- $11,561,000)                               11,561,000
Corporate savings account                                  990
                                             -----------------
                                                   989,457,997
Receivable for investments sold                     10,513,597
Receivable for shares sold                             512,991
Dividends and interest receivable                      852,450
Other assets                                             7,414
                                             -----------------
Total Assets                                     1,001,344,449
--------------------------------------------------------------
Liabilities:
Payable for investments purchased                   13,589,150
Payable for shares repurchased                         781,969
Payable to John Hancock Advisers, Inc.
and affiliates -- Note B                               815,537
Accounts payable and accrued expenses                   16,738
                                             -----------------
Total Liabilities                                   15,203,394
--------------------------------------------------------------
Net Assets:
Capital paid-in                                    809,524,869
Accumulated net realized gain on
investments                                         11,768,597
Net unrealized appreciation of
investments                                        167,853,139
Accumulated net investment loss                     (3,005,550)
                                             -----------------
Net Assets                                        $986,141,055
==============================================================
Net Asset Value Per Share:
(Based on net asset values and shares
of beneficial interest outstanding -
unlimited number of shares authorized
with no par value)
Class A -- $382,678,898/11,550,499                      $33.13
==============================================================
Class B -- $571,642,785/17,668,924                      $32.35
==============================================================
Class C -- $31,819,372/983,545                          $32.35
==============================================================
Maximum Offering Price Per Share
Class A* -- ($33.13/0.95)                               $34.87
==============================================================
Class C -- ($32.35/0.99)                                $32.68
==============================================================
* On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

The Statement of Assets and Liabilities is the Fund's balance sheet and shows the value of what the Fund owns, is due and owes on June 30, 2000. You'll also find the net asset value and the maximum offering price per share as of that date.

See notes to financial statements.





Statement of Operations
Six months ended June 30, 2000 (Unaudited)
--------------------------------------------------------------
Investment Income:
Dividends (net of foreign withholding
taxes of $28,070)                                   $5,787,500
Interest (including income on
securities loaned of $16,196)                          260,079
                                             -----------------
                                                     6,047,579
                                             -----------------
Expenses:
Investment management fee -- Note B                  3,646,223
Distribution and service fee -- Note B
Class A                                                560,016
Class B                                              2,905,965
Class C                                                146,048
Transfer agent fee -- Note B                         1,407,284
Registration and filing fees                           107,668
Custodian fee                                           93,042
Accounting and legal services fee -- Note B             89,064
Trustees' fees                                          27,731
Miscellaneous                                           25,535
Printing                                                21,151
Auditing fee                                             9,628
Interest expense -- Note A                               5,452
Legal fees                                               3,660
                                             -----------------
Total Expenses                                       9,048,467
--------------------------------------------------------------
Net Investment Loss                                 (3,000,888)
--------------------------------------------------------------
Realized and Unrealized Gain (Loss)
on Investments:
Net realized gain on investments sold                8,033,743
Change in net unrealized
appreciation/depreciation of
investments                                        (15,316,349)
                                             -----------------
Net Realized and Unrealized Loss on
Investments                                         (7,282,606)
--------------------------------------------------------------
Net Decrease in Net Assets Resulting
from Operations                                   ($10,283,494)
==============================================================

The Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

See notes to financial statements.





Statement of Changes in Net Assets
----------------------------------------------------------------------------------------------------------------------------
                                                                                                           SIX MONTHS ENDED
                                                                                           YEAR ENDED         JUNE 30, 2000
                                                                                    DECEMBER 31, 1999           (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets:
From Operations:
Net investment loss                                                                       ($4,655,124)          ($3,000,888)
Net realized gain on investments sold                                                      35,836,416             8,033,743
Change in net unrealized
appreciation/depreciation of
investments                                                                                70,719,126           (15,316,349)
                                                                                    -----------------     -----------------
Net Increase (Decrease) in Net
Assets Resulting from Operations                                                          101,900,418           (10,283,494)
                                                                                    -----------------     -----------------
Distributions to Shareholders:
Distributions from net realized gain on investments sold
Class A -- ($0.6338 and none per share, respectively)                                      (7,493,385)                   --
Class B -- ($0.6338 and none per share, respectively)                                     (12,945,566)                   --
Class C -- ($0.6338 and none per share, respectively)                                        (560,223)                   --
                                                                                    -----------------     -----------------
Total Distributions to Shareholders                                                       (20,999,174)                   --
                                                                                    -----------------     -----------------
From Fund Share Transactions -- Net: *                                                    451,946,345           (91,330,833)
                                                                                    -----------------     -----------------
Net Assets:
Beginning of period                                                                       554,907,793         1,087,755,382
                                                                                    -----------------     -----------------
End of period (including
accumulated net investment loss
of $4,662 and $3,005,550,
respectively)                                                                          $1,087,755,382          $986,141,055
                                                                                    =================     =================

The Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, any investment gains and losses, distributions paid to shareholders, and any increase or decrease in money shareholders invested in the Fund. The footnote illustrates the number of Fund shares sold, reinvested and redeemed during the last two periods, along with the corresponding dollar value.




Statement of Changes in Net Assets (continued)
---------------------------------------------------------------------------------------------------------------------------
* Analysis of Fund Share Transactions:
                                                                                              SIX MONTHS ENDED
                                                        YEAR ENDED                              JUNE 30, 2000
                                                    DECEMBER 31, 1999                            (UNAUDITED)
                                        ---------------------------------------     ---------------------------------------
                                              SHARES                AMOUNT                SHARES                AMOUNT
                                        -----------------     -----------------     -----------------     -----------------
CLASS A
Shares sold                                    11,089,403          $349,612,898             3,892,524          $125,423,957
Shares issued to shareholders in
reinvestment of distributions                     219,924             7,018,772                   396                12,521
                                        -----------------     -----------------     -----------------     -----------------
                                               11,309,327           356,631,670             3,892,920           125,436,478
Less shares repurchased                        (6,119,968)         (194,552,349)           (4,199,392)         (134,390,712)
                                        -----------------     -----------------     -----------------     -----------------
Net increase (decrease)                         5,189,359          $162,079,321              (306,472)          ($8,954,234)
                                        =================     =================     =================     =================
CLASS B
Shares sold                                    14,318,400          $442,530,048             2,391,416           $75,578,555
Shares issued to shareholders in
reinvestment of distributions                     329,313            10,303,723                 1,281                40,338
                                        -----------------     -----------------     -----------------     -----------------
                                               14,647,713           452,833,771             2,392,697            75,618,893
Less shares repurchased                        (5,905,354)         (184,187,259)           (5,130,138)         (160,165,688)
                                        -----------------     -----------------     -----------------     -----------------
Net increase (decrease)                         8,742,359          $268,646,512            (2,737,441)         ($84,546,795)
                                        =================     =================     =================     =================
CLASS C
Shares sold                                       834,300           $25,819,138               270,955            $8,562,792
Shares issued to shareholders in
reinvestment of distributions                      13,139               411,030                    47                 1,490
                                        -----------------     -----------------     -----------------     -----------------
                                                  847,439            26,230,168               271,002             8,564,282
Less shares repurchased                          (161,886)           (5,009,656)             (204,943)           (6,394,086)
                                        -----------------     -----------------     -----------------     -----------------
Net increase                                      685,553           $21,220,512                66,059            $2,170,196
                                        =================     =================     =================     =================

See notes to financial statements.





Financial Highlights
Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:
--------------------------------------------------------------------------------------------------------------------------------
                                                           PERIOD FROM
                                    YEAR ENDED MAY 31,    JUNE 1, 1996 TO          YEAR ENDED DECEMBER 31,      SIX MONTHS ENDED
                                 ----------------------    DECEMBER 31,   ------------------------------------    JUNE 30, 2000
                                    1995         1996        1996(1)         1997         1998           1999      (UNAUDITED)
                                 ---------     --------     ---------     ---------     ---------     ---------    -----------
CLASS A
Per Share Operating Performance
Net Asset Value, Beginning
of Period                           $12.68       $14.41        $17.98        $19.42        $23.93        $30.14         $33.21
                                 ---------     --------     ---------     ---------     ---------     ---------    -----------
Net Investment Income
(Loss)(2)                             0.32         0.20          0.13          0.10          0.05         (0.02)         (0.03)
Net Realized and Unrealized
Gain (Loss) on Investments            1.77         3.88          1.72          5.55          6.81          3.72          (0.05)
                                 ---------     --------     ---------     ---------     ---------     ---------    -----------
Total from Investment Operations      2.09         4.08          1.85          5.65          6.86          3.70          (0.08)
                                 ---------     --------     ---------     ---------     ---------     ---------    -----------
Less Distributions:
Dividends from Net
Investment Income                    (0.28)       (0.22)        (0.14)        (0.04)           --            --             --
Distributions from Net
Realized Gain on
Investments Sold                     (0.08)       (0.29)        (0.27)        (1.10)        (0.65)        (0.63)            --
                                 ---------     --------     ---------     ---------     ---------     ---------    -----------
Total Distributions                  (0.36)       (0.51)        (0.41)        (1.14)        (0.65)        (0.63)            --
                                 ---------     --------     ---------     ---------     ---------     ---------    -----------
Net Asset Value, End of
Period                              $14.41       $17.98        $19.42        $23.93        $30.14        $33.21         $33.13
                                 =========     ========     =========     =========     =========     =========    ===========
Total Investment Return at
Net Asset Value(3)                  16.98%       29.12%        10.33%(4)     29.19%        28.84%        12.37%         (0.24%)(4)
Total Adjusted Investment
Return at Net Asset
Value(3,5)                          16.94%       28.47%        10.08%(4)     29.17%            --            --             --

Ratios and Supplemental Data
Net Assets, End of Period
(000s omitted)                    $101,418      $14,878       $31,013       $92,204      $200,962      $393,792       $382,679
Ratio of Expenses to Average
Net Assets                           0.70%        0.94%         1.30%(6)      1.42%         1.39%         1.37%(7)       1.40%(6)
Ratio of Adjusted Expenses
to Average Net Assets(8)             0.74%        1.59%         1.73%(6)      1.44%            --            --             --
Ratio of Net Investment
Income (Loss) to Average
Net Assets                           2.43%        1.55%         1.16%(6)      0.45%         0.17%        (0.06%)        (0.17%)(6)
Ratio of Adjusted Net
Investment Income to
Average Net Assets(8)                2.39%        0.90%         0.73%(6)      0.43%            --            --             --
Portfolio Turnover Rate                71%         157%           35%           62%           50%           98%            43%
Fee Reduction Per Share             $0.005(2)     $0.08(2)      $0.05(2)        --(2,9)        --            --             --

The Financial Highlights summarizes the impact of the following factors on a single share for each period indicated: net investment income, gains (losses), distributions and total investment return of the Fund.
It shows how the Fund's net asset value for a share has changed since the end of the previous period. Additionally, important relationships between some items presented in the financial statements are expressed in ratio form.




Financial Highlights (continued)
--------------------------------------------------------------------------------------------------------------------
                                   PERIOD     PERIOD FROM
                                    ENDED   JUNE 1, 1996 TO          YEAR ENDED DECEMBER 31,        SIX MONTHS ENDED
                                   MAY 31,    DECEMBER 31,   ------------------------------------     JUNE 30, 2000
                                   1996(10)      1996(1)        1997          1998          1999       (UNAUDITED)
                                  ---------     --------     ---------     ---------     ---------     -----------
CLASS B
Per Share Operating Performance
Net Asset Value, Beginning
of Period                            $15.25       $17.96        $19.41        $23.80        $29.75        $32.54
                                  ---------     --------     ---------     ---------     ---------     ---------
Net Investment Income
(Loss)(2)                              0.09         0.05         (0.06)        (0.14)        (0.24)        (0.14)
Net Realized and Unrealized
Gain (Loss) on Investments             2.71         1.72          5.56          6.74          3.66         (0.05)
                                  ---------     --------     ---------     ---------     ---------     ---------
Total from Investment Operations       2.80         1.77          5.50          6.60          3.42         (0.19)
                                  ---------     --------     ---------     ---------     ---------     ---------
Less Distributions:
Dividends from Net
Investment Income                     (0.09)       (0.05)        (0.01)           --            --            --
Distributions from Net
Realized Gain on
Investments Sold                         --        (0.27)        (1.10)        (0.65)        (0.63)           --
                                  ---------     --------     ---------     ---------     ---------     ---------
Total Distributions                   (0.09)       (0.32)        (1.11)        (0.65)        (0.63)           --
                                  ---------     --------     ---------     ---------     ---------     ---------
Net Asset Value, End of
Period                               $17.96       $19.41        $23.80        $29.75        $32.54        $32.35
                                  =========     ========     =========     =========     =========     =========
Total Investment Return at
Net Asset Value(3)                   18.46%(4)     9.83%(4)     28.39%        27.90%        11.59%        (0.58%)(4)
Total Adjusted Investment
Return at Net Asset
Value(3,5)                           17.59%(4)     9.58%(4)     28.37%            --            --            --

Ratios and Supplemental Data
Net Assets, End of Period
(000s omitted)                      $15,125      $42,461      $134,939      $347,045      $664,104      $571,643
Ratio of Expenses to Average
Net Assets                            2.00%(6)     2.00%(6)      2.12%         2.09%         2.07%(7)      2.09%(6)
Ratio of Adjusted Expenses
to Average Net Assets(8)              3.21%(6)     2.43%(6)      2.14%            --            --            --
Ratio of Net Investment
Income (Loss) to Average
Net Assets                            0.78%(6)     0.45%(6)     (0.25%)       (0.53%)       (0.77%)       (0.87%)(6)
Ratio of Adjusted Net
Investment Income (Loss) to
Average Net Assets(8)                (0.43%)(6)    0.02%(6)     (0.27%)           --            --            --
Portfolio Turnover Rate                157%          35%           62%           50%           98%           43%
Fee Reduction Per Share(2)            $0.13        $0.05            --(9)         --            --            --


Financial Highlights (continued)
--------------------------------------------------------------------------------------------------------------------
                                     PERIOD
                                      ENDED                          SIX MONTHS ENDED
                                   DECEMBER 31,      YEAR ENDED       JUNE 30, 2000
                                     1998(10)     DECEMBER 31 1999     (UNAUDITED)
                                  -------------   ----------------    -------------
CLASS C
Per Share Operating Performance
Net Asset Value, Beginning
of Period                                $27.81            $29.75            $32.54
                                  -------------     -------------     -------------
Net Investment Loss(2)                    (0.09)            (0.25)            (0.14)
Net Realized and Unrealized
Gain (Loss) on Investments                 2.68              3.67             (0.05)
                                  -------------     -------------     -------------
Total from Investment Operations           2.59              3.42             (0.19)
                                  -------------     -------------     -------------
Less Distributions:
Distributions from
Net Realized Gain
on Investments Sold                       (0.65)            (0.63)               --
                                  -------------     -------------     -------------
Net Asset Value, End of
Period                                   $29.75            $32.54            $32.35
                                  =============     =============     =============
Total Investment Return at
Net Asset Value(3)                        9.46%(4)         11.59%            (0.58%)(4)
Ratios and Supplemental Data
Net Assets, End of Period
(000s omitted)                           $6,901           $29,859            31,819
Ratio of Expenses to Average
Net Assets                                2.12%(6)          2.08%(7)          2.10%(6)
Ratio of Net Investment Loss
to Average Net Assets                    (0.53%)(6)        (0.80%)           (0.87%)(6)
Portfolio Turnover Rate                     50%               98%               43%


 (1) Effective December 31, 1996, the fiscal year end changed from May 31 to December 31.

 (2) Based on the average of the shares outstanding at the end of each month.

 (3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

 (4) Not annualized.

 (5) An estimated total return calculation that does not take into consideration fee reductions by the Adviser during the periods shown.

 (6) Annualized.

 (7) Expense ratios do not include interest expense due to bank loans, which amounted to less than 0.01%.

 (8) Unreimbursed, without fee reduction.

 (9) Less than $0.01 per share.

(10) Class B shares commenced operations on September 7, 1995. Class C shares commenced operations on May 1, 1998.

See notes to financial statements.





Schedule of Investments
June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by the Core Equity Fund on June 30, 2000. It's divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's "cash" position, are listed last.

                                                                         NUMBER         MARKET
ISSUER, DESCRIPTION                                                    OF SHARES         VALUE
-------------------                                                 -------------   --------------
COMMON STOCKS
Advertising (1.59%)
Interpublic Group of Cos., Inc. (The)                                     167,200       $7,189,600
Omnicom Group, Inc.                                                        95,700        8,523,281
                                                                                      ------------
                                                                                        15,712,881
                                                                                      ------------
Aerospace (1.36%)
General Dynamics Corp.                                                     85,900        4,488,275
United Technologies Corp.                                                 152,200        8,960,775
                                                                                      ------------
                                                                                        13,449,050
                                                                                      ------------
Automobile/Trucks (1.03%)
Borg-Warner Automotive, Inc.                                               75,200        2,641,400
Ford Motor Co.                                                            110,200        4,738,600
Lear Corp.*                                                               130,800        2,616,000
Visteon Corp.*                                                             14,428          174,939
                                                                                      ------------
                                                                                        10,170,939
                                                                                      ------------
Banks -- United States (3.66%)
Bank of America Corp.                                                      55,500        2,386,500
Comerica, Inc.                                                             71,300        3,199,587
FleetBoston Financial Corp.                                               443,700       15,085,800
Mellon Financial Corp.                                                    200,000        7,287,500
Morgan (J.P.) & Co., Inc.                                                  31,900        3,512,987
State Street Corp.                                                         29,400        3,118,237
SunTrust Banks, Inc.                                                       33,100        1,512,256
                                                                                      ------------
                                                                                        36,102,867
                                                                                      ------------
Beverages (1.29%)
Anheuser-Busch Cos., Inc.                                                  84,100        6,281,219
PepsiCo, Inc.                                                              60,000        2,666,250
Seagram Co. Ltd. (The) (Canada)                                            64,500        3,741,000
                                                                                      ------------
                                                                                        12,688,469
                                                                                      ------------
Building (1.30%)
Black & Decker Corp. (The)                                                193,400        7,603,038
Danaher Corp.                                                              42,800        2,115,925
Willamette Industries, Inc.                                               112,700        3,071,075
                                                                                      ------------
                                                                                        12,790,038
                                                                                      ------------
Chemicals (1.09%)
Air Products & Chemicals, Inc.                                             78,400        2,415,700
Dow Chemical Co.                                                          128,700        3,885,131
Eastman Chemical Co.                                                       56,100        2,678,775
Praxair, Inc.                                                              48,200        1,804,487
                                                                                      ------------
                                                                                        10,784,093
                                                                                      ------------
Computers (19.31%)
America Online, Inc.*                                                     194,600       10,265,150
Cisco Systems, Inc.*                                                      600,800       38,188,350
Compaq Computer Corp.                                                     159,800        4,084,888
Dell Computer Corp.*                                                      217,200       10,710,675
Electronic Data Systems Corp.                                              71,900        2,965,875
EMC Corp.*                                                                148,400       11,417,525
First Data Corp.                                                          121,900        6,049,288
Hewlett-Packard Co.                                                        80,600       10,064,925
International Business Machines Corp.                                     147,000       16,105,688
Microsoft Corp.*                                                          411,300       32,904,000
Network Appliance, Inc.*                                                   32,300        2,600,150
Oracle Corp.*                                                             266,800       22,427,875
Sun Microsystems, Inc.*                                                   119,300       10,848,844
VERITAS Software Corp.*                                                    50,000        5,650,780
Yahoo! Inc.*                                                               49,600        6,144,200
                                                                                      ------------
                                                                                       190,428,213
                                                                                      ------------
Diversified Operations (2.20%)
Honeywell International, Inc.                                             125,200        4,217,675
Minnesota Mining & Manufacturing Co.                                       50,800        4,191,000
Textron, Inc.                                                              72,800        3,953,950
Tyco International Ltd.                                                   196,600        9,313,925
                                                                                      ------------
                                                                                        21,676,550
                                                                                      ------------
Electronics (13.33%)
Agilent Technologies, Inc.*                                                30,740        2,267,075
Analog Devices, Inc.*                                                      50,700        3,853,200
Applied Materials, Inc.*                                                   77,800        7,050,625
General Electric Co.                                                      708,600       37,555,800
Intel Corp.                                                               288,900       38,622,319
Linear Technology Corp.                                                    53,400        3,414,262
Maxim Integrated Products, Inc.*                                           63,800        4,334,413
Motorola, Inc.                                                            172,500        5,013,281
Novellus Systems, Inc.*                                                    50,300        2,845,094
PE Corp.-PE Biosystems Group                                               36,000        2,371,500
SCI Systems, Inc.*                                                         46,000        1,802,625
Solectron Corp.*                                                           68,800        2,881,000
Teradyne, Inc.*                                                            26,700        1,962,450
Texas Instruments, Inc.                                                   155,300       10,667,169
Waters Corp.*                                                              23,700        2,958,056
Xilinx, Inc.*                                                              46,100        3,806,131
                                                                                      ------------
                                                                                       131,405,000
                                                                                      ------------
Finance (4.39%)
American Express Co.                                                       99,200        5,170,800
Associates First Capital Corp. (Class A)                                  181,000        4,038,562
Citigroup, Inc.                                                           506,000       30,486,500
MBNA Corp.                                                                131,700        3,572,362
                                                                                      ------------
                                                                                        43,268,224
                                                                                      ------------
Food (0.56%)
Kellogg Co.                                                                61,500        1,829,625
Quaker Oats Co.                                                            49,000        3,681,125
                                                                                      ------------
                                                                                         5,510,750
                                                                                      ------------
Insurance (5.18%)
American General Corp.                                                    109,600        6,685,600
Aon Corp.                                                                 127,400        3,957,362
AXA Financial, Inc.                                                       396,500       13,481,000
CIGNA Corp.                                                                31,200        2,917,200
Hartford Financial Services Group, Inc. (The)                              33,600        1,879,500
Lincoln National Corp.                                                    125,600        4,537,300
Marsh & McLennan Cos., Inc.                                                63,600        6,642,225
St. Paul Cos., Inc. (The)                                                 110,400        3,767,400
Torchmark Corp.                                                            96,800        2,389,750
XL Capital Ltd. (Class A)                                                  89,200        4,827,950
                                                                                      ------------
                                                                                        51,085,287
                                                                                      ------------
Machinery (0.47%)
Ingersoll-Rand Co.                                                        116,000        4,669,000
                                                                                      ------------
Media (3.22%)
AT&T Corp. -- Liberty Media Group*                                        155,200        3,763,600
Clear Channel Communications, Inc.*                                        74,000        5,550,000
Time Warner, Inc.                                                         108,900        8,276,400
Viacom, Inc. (Class B)*                                                   207,800       14,169,363
                                                                                      ------------
                                                                                        31,759,363
                                                                                      ------------
Medical (13.79%)
Abbott Laboratories                                                        91,000        4,055,188
Allergan, Inc.                                                            103,200        7,688,400
American Home Products Corp.                                               76,400        4,488,500
Bausch & Lomb, Inc.                                                        41,500        3,211,062
Baxter International, Inc.                                                 59,300        4,169,531
Bristol-Myers Squibb Co.                                                  233,000       13,572,250
Johnson & Johnson                                                          99,900       10,177,313
Lilly (Eli) & Co.                                                         109,100       10,896,363
Merck & Co., Inc.                                                         207,700       15,915,013
Pfizer, Inc.                                                              955,000       45,840,000
Pharmacia Corp.                                                           139,500        7,210,406
Schering-Plough Corp.                                                     174,000        8,787,000
                                                                                      ------------
                                                                                       136,011,026
                                                                                      ------------
Metal (0.23%)
Illinois Tool Works, Inc.                                                  40,600        2,314,200
                                                                                      ------------
Mortgage Banking (1.15%)
Fannie Mae                                                                217,400       11,345,563
                                                                                      ------------
Office (0.29%)
Avery Dennison Corp.                                                       43,300        2,906,512
                                                                                      ------------
Oil & Gas (5.64%)
Anadarko Petroleum Corp.                                                   54,200        2,672,737
BP Amoco Plc, American Depositary Receipts (ADR)
(United Kingdom)                                                           56,900        3,218,406
Chevron Corp.                                                              82,000        6,954,625
El Paso Energy Corp.                                                      102,400        5,216,000
Exxon Mobil Corp.                                                         300,000       23,550,000
Royal Dutch Petroleum Co. (ADR) (Netherlands)                             168,200       10,354,813
USX -- Marathon Group                                                     146,000        3,659,125
                                                                                      ------------
                                                                                        55,625,706
                                                                                      ------------
Paper & Paper Products (0.69%)
International Paper Co.                                                   104,000        3,100,500
Kimberly-Clark Corp.                                                       64,400        3,694,950
                                                                                      ------------
                                                                                         6,795,450
                                                                                      ------------
Retail (5.74%)
Federated Department Stores, Inc.*                                        108,600        3,665,250
Gap, Inc. (The)                                                           206,600        6,456,250
Home Depot, Inc. (The)                                                    214,000       10,686,625
Limited, Inc. (The)                                                       111,400        2,409,025
Lowe's Cos., Inc.                                                         106,100        4,356,731
Target Corp.                                                               93,600        5,428,800
TJX Cos., Inc.                                                            242,600        4,548,750
Wal-Mart Stores, Inc.                                                     330,600       19,050,825
                                                                                      ------------
                                                                                        56,602,256
                                                                                      ------------
Soap & Cleaning Preparations (0.56%)
Procter & Gamble Co. (The)                                                 95,500        5,467,375
                                                                                      ------------
Telecommunications (6.50%)
AT&T Wireless Group*                                                       90,000        2,508,750
Bell Atlantic Corp.                                                        90,600        4,603,613
Corning, Inc.                                                              25,600        6,908,800
Lucent Technologies, Inc.                                                 130,000        7,702,500
Nortel Networks Corp. (Canada)                                            248,000       16,926,000
Sprint Corp.                                                              120,800        6,160,800
Sprint PCS*                                                               109,400        6,509,300
WorldCom, Inc.*                                                           278,600       12,780,775
                                                                                      ------------
                                                                                        64,100,538
                                                                                      ------------
Tobacco (0.62%)
Philip Morris Cos., Inc.                                                  228,700        6,074,844
                                                                                      ------------
Utilities (3.97%)
Ameren Corp.                                                               99,800        3,368,250
BellSouth Corp.                                                            67,300        2,868,662
Dominion Resources, Inc.                                                  146,100        6,264,038
Duke Energy Corp.                                                         122,100        6,883,388
GTE Corp.                                                                  53,900        3,355,275
Reliant Energy, Inc.                                                      170,400        5,037,450
SBC Communications, Inc.                                                  263,000       11,374,750
                                                                                      ------------
                                                                                        39,151,813
                                                                                      ------------
TOTAL COMMON STOCKS
(Cost $810,042,868)                                                        (99.16%)    977,896,007
                                                                                      ------------


                                                        INTEREST        PAR VALUE           MARKET
ISSUER, DESCRIPTION                                         RATE   (000s OMITTED)            VALUE
-----------------------------------                    ---------   --------------   --------------
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (1.17%)
Investment in a joint repurchase
agreement transaction with  UBS
Warburg, Inc. -- Dated 06-30-00, due
07-03-00  (Secured by U.S. Treasury
Bonds 6.250% thru 7.500%  due 08-15-22
thru 08-15-27)  -- Note A                                   6.55%         $11,561      $11,561,000
                                                                                      ------------
Corporate Savings Account (0.00%)
Investors Bank & Trust Company  Daily
Interest Savings Account Current Rate 5.20%                                                    990
                                                                                      ------------
TOTAL SHORT-TERM INVESTMENTS                                               (1.17%)      11,561,990
                                                                       ---------      ------------
TOTAL INVESTMENTS                                                        (100.33%)     989,457,997
                                                                       ---------      ------------
OTHER ASSETS AND LIABILITIES, NET                                          (0.33%)       3,316,942
                                                                       ---------      ------------
TOTAL NET ASSETS                                                         (100.00%)    $986,141,055
                                                                       =========      ============

* Non-income producing security.

The percentage shown for each investment category is the total of that category as a percentage of the net assets of the Fund.

See notes to financial statements.




NOTES TO FINANCIAL STATEMENTS

John Hancock Funds - Core Equity Fund

(UNAUDITED)
NOTE A --
ACCOUNTING POLICIES

John Hancock Core Equity Fund (the "Fund") is a diversified series of John Hancock Capital Series, an open-end management investment company, registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek above-average total return, consisting of capital appreciation plus current income.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant policies of the Fund are as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt instruments maturing within 60 days are valued at amortized cost, which approximates market value.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

FEDERAL INCOME TAXES The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income which is distributed to shareholders. Therefore, no federal income tax provision is required.

DIVIDENDS, DISTRIBUTIONS AND INTEREST Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund is made aware of the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) are determined at the Fund level and allocated daily to each class of shares based on the relative net assets of the respective classes. Distribution and service fees are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

EXPENSES The majority of the expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amounts of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

BANK BORROWINGS The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks which permit borrowings up to $500 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The maximum loan balance during the period amounted to $4,052,000. The annualized interest rate charged during the period ranged from 5.94% through 6.44%. At June 30, 2000, there were no outstanding borrowings.

SECURITIES LENDING The Fund may lend its securities to certain qualified brokers who pay the Fund negotiated lender fees. These fees are included in interest income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securitites on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. At June 30, 2000, the Fund had loaned securities having a market value of $9,059,613 collateralized by securities in the amount of $9,240,805.

NOTE B --
MANAGEMENT FEE AND TRANSACTIONS
WITH AFFILIATES AND OTHERS

The Fund pays a monthly management fee to the Adviser, for a continuous investment program equivalent, on an annual basis, to the sum of (a) 0.75% of the first $750,000,000 of the Fund's average daily net asset value and (b) 0.70% of the Fund's average daily net asset value in excess of $750,000,000.

The Fund and the Adviser have a sub-investment management contract with Independence Investment Associates, Inc. (the "Sub-Adviser"), a wholly owned indirect subsidiary of John Hancock Life Insurance Company ("JHLICo"), under which the Sub-Adviser provides the Fund with investment research and portfolio management services. The Adviser pays the Sub-Adviser a quarterly fee at an annual rate of 55% of the investment management fee paid by the Fund to the Adviser for the preceding three months. The Fund is not responsible for payment of the Sub-Adviser's fee.

The Fund has a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. For the period ended June 30, 2000, JH Funds received net sales charges of $936,561 with regard to sales of Class A shares. Out of this amount, $130,231 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $572,741 was paid as sales commissions to unrelated broker-dealers and $233,589 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, JHLICo, is the indirect sole shareholder of Signator Investors.

Class B shares which are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B shares. For the period ended June 30, 2000, the CDSCs received by JH Funds amounted to $1,500,242.

Effective May 1, 2000, all Class C retail purchases are assessed a 1.00% up-front sales charge. For the year ended May 31, 2000, up-front sales charges received with regard to sales of Class C shares amounted to $68,714. Out of this amount $56,876 was paid as sales commissions to unrelated broker-dealers and $11,838 was paid as sales commissions to sales personnel of Signator Investors. Class C shares which are redeemed within one year of purchase will be subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses related to providing distribution related services to the Fund in connection with the sale of Class C shares. For the period ended June 30, 2000, the CDSCs received by JH Funds amounted to $14,740.

In addition, to reimburse JH Funds for the services it provides as distributor of shares of the Fund, the Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments to JH Funds for distribution and service expenses, at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets, to reimburse JH Funds for its distribution and service costs. Up to a maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHLICo. The Fund pays transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of less than 0.02% of the average net assets of the Fund.

Mr. Stephen L Brown, Ms. Maureen R. Ford and Mr. Richard S.
Scipione are directors and/or officers of the Adviser, and its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The investment had no impact on the operations of the Fund.

NOTE C --
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities, other than obligations of the U.S. government and its agencies and short-term securities, during the period ended June 30, 2000, aggregated $432,020,910 and $529,638,143, respectively. There were no purchases or sales of obligations of the U.S. government and its agencies during the period ended June 30, 2000.

The cost of investments owned at June 30, 2000 (excluding the corporate savings account) for federal income tax purposes was $821,836,705. Gross unrealized appreciation and depreciation of investments aggregated $227,096,038 and $59,475,736, respectively, resulting in net unrealized appreciation of $167,620,302.


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